Acquisitions (Schedule of Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Total company net sales	$ 414,853	$ 179,762	$ 127,476
Net income (loss) attributable to Stratasys Ltd.	(26,954)	8,491	20,626
Makerbot [Member]
Business Acquisition [Line Items]
Total company net sales	35,603
Net income (loss) attributable to Stratasys Ltd.	(5,306)
Objet [Member]
Business Acquisition [Line Items]
Total company net sales		19,098
Net income (loss) attributable to Stratasys Ltd.		$ (4,626)